Trust Account (Details) - US Treasury and Government	Jun. 30, 2020 USD ($)
Trust Account
Held as cash	$ 12,965
Carrying Value	690,489,916
Gross Unrealized Holding Loss	(30,398)
Level 1
Trust Account
Fair Value	$ 690,459,526